6. Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses
	March 31, 2018	September 30, 2017
Accrued payroll	$24,983	$19,165
Accrued operating expenses	41,939	103,387
	$66,922	$122,552

	2017	2016
Accrued payroll	$19,165	$44,327
Accrued operating expenses	103,137	59,077
Deferred rent	250	250
	$122,552	$103,654